Description of the Business - Additional Information (Detail) - 12 months ended Dec. 31, 2014	Location Facility	States
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Entity formed, year	1998
Number of market places	34
Number of states	9	40
Number of distribution centers	56
Number of manufacturing facilities | Facility	55